Debt (Details 1) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023		$ 6,000
2024		83,964
Total	$ 133,794	$ 89,964
2023
2024
2025	108,543
2026	$ 25,251